Note Investment Securities Held-to-maturity (HTM securities in a continuous unrealized loss position) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	$ 0	$ 31,785
Less than 12 months Gross Unrealized Losses	0	1,711
12 months or more Fair Value	36,439	32,164
12 months or more Gross Unrealized Losses	13,356	22,186
Total Fair Value	36,439	63,949
Total Gross Unrealized Losses	13,356	23,897
Obligations of Puerto Rico, States and political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	31,294
Less than 12 months Gross Unrealized Losses	0	1,702
12 months or more Fair Value	35,696	30,947
12 months or more Gross Unrealized Losses	13,349	22,153
Total Fair Value	35,696	62,241
Total Gross Unrealized Losses	13,349	23,855
Other
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	491
Less than 12 months Gross Unrealized Losses	0	9
12 months or more Fair Value	743	1,217
12 months or more Gross Unrealized Losses	7	33
Total Fair Value	743	1,708
Total Gross Unrealized Losses	$ 7	$ 42